Revenues - Schedule of Company Recognized Revenue Disaggregated (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 14,933	$ 16,946
Point in time [Member]
Disaggregation of Revenue [Line Items]
Revenues	14,839	$ 16,946
Over time [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 94